DISCONTINUED OPERATIONS - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amounts due from related party, current		$ 474,257	$ 6,130,990
Amounts due from related party, long term		5,449,739	5,449,739
AerLine Holdings
Related Party Transaction [Line Items]
Rental income	$ 2,419,000
Amounts due from related party		5,924,000	11,581,000
Amounts due from related party, current		474,000	6,131,000
Amounts due from related party, long term		$ 5,450,000	$ 5,450,000
AerLine Holdings | Minimum
Related Party Transaction [Line Items]
Lease term		24 months
AerLine Holdings | Maximum
Related Party Transaction [Line Items]
Lease term		60 months
AerLine Holdings | Interest income
Related Party Transaction [Line Items]
Interest income from related party	850,000
AerLine Holdings | Shared services agreements
Related Party Transaction [Line Items]
Revenue from related party	583,000
AerLine Holdings | Goods and Services Agreements
Related Party Transaction [Line Items]
Revenue from related party	$ 3,813,000